Loans - Payment Defaults Occurred During Periods with Respect to Loans Modified as Troubled Debt Restructurings within Previous Six Months (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 66,375	¥ 41,814
Domestic
Financing Receivable, Modifications [Line Items]
Recorded investment	19,136	30,372
Domestic | Corporate | Large Companies
Financing Receivable, Modifications [Line Items]
Recorded investment	10,590	20,133	[1],[2]
Domestic | Corporate | Small And Medium Sized Companies
Financing Receivable, Modifications [Line Items]
Recorded investment	5,603	5,127	[1],[2]
Domestic | Retail | Housing Loan
Financing Receivable, Modifications [Line Items]
Recorded investment	810	1,134	[1]
Domestic | Retail | Other
Financing Receivable, Modifications [Line Items]
Recorded investment	2,133	3,978	[1]
Foreign
Financing Receivable, Modifications [Line Items]
Recorded investment	¥ 47,239	¥ 11,442

[1]	Noncash assets acquired at fair value in an equity method investee was from deconsolidation of TCSB.
[2]	The amount of ¥74,160 million for March 31, 2021 includes ¥73,998 million of prior service benefits recognized during the six months ended September 30, 2020 related to an amendment to the defined benefit pension plans at MHFG and certain domestic subsidiaries. In September 2020, based on various approvals, MHFG and certain domestic subsidiaries communicated to their employees the amendment to the defined benefit pension plans that was effective as of October 1, 2020. In accordance with ASC 715, “Compensation—Retirement Benefits” (“ASC 715”), any change in projected benefit obligations due to a plan amendment is required to be recognized as prior service benefits (cost) as of the amendment date.